Average Annual Total Returns - Brighthouse Asset Allocation 40 Portfolio	Apr. 30, 2021
Dow Jones Moderately Conservative Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	10.08%
5 Years	7.35%
10 Years	5.94%
Class A
Average Annual Return:
1 Year	11.31%
5 Years	7.84%
10 Years	6.71%
Class B
Average Annual Return:
1 Year	11.04%
5 Years	7.57%
10 Years	6.45%